SHORT TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT TERM INVESTMENTS [Abstract]
SHORT TERM INVESTMENTS
5. SHORT TERM INVESTMENTS

Short term investments consist of held-to-maturity investments and available-for-sale investments.

Held to maturity investments

Held-to-maturity investments consist of various fixed-income financial products purchased from Chinese commercial banks, which are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from thirty to thirty-five days, with annual interest rates ranging from 4.89% to 6.00% and matured and fully collected with principal and interest as of the date of this report. They are classified as short term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. The repayments of principal of the financial products are not guaranteed by the Chinese commercial banks from which the fixed income financial products were purchased. Historically, the Company has received the principal and the interest in full upon maturity of these investments.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the year ended December 31 2017.

Available-for-sale investments

Investments other than held-to-maturity are classified as available-for-sale investments, which consist of various adjustable-income financial products purchased from Chinese commercial banks. All the available for sale investments did not have maturity date. They are classified as short-term investments on the consolidated balance sheets as management intends to hold them for a period less than one year.

Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The aging of all the available-for-sale investments were less than 12 months as of December 31, 2017. No OTTI loss was recognized for the year ended December 31 2017.

The amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of December 31, 2016 and 2017, are reflected in the tables below:

	As of December 31, 2016
	Amortized Cost	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	64,700	-	64,700

Available-for-sale investments
Adjustable-rate financial products	171,163	3,648	174,811

	As of December 31, 2017
	Amortized Cost	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	93,000	-	93,000

Available-for-sale investments
Adjustable-rate financial products	128,000	42	128,042

Interest income recognized on held-to-maturity investments for years ended December 31, 2015, 2016 and 2017 were as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	7,027	4,078	3,799	584